OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466


                            Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                          Pioneer Fund
             Schedule of Investments  3/31/08 (unaudited)

Shares                                                                  Value
             COMMON STOCKS - 99.8 %
             Energy - 7.8 %
             Integrated Oil & Gas - 4.8 %
2,534,691    Chevron Corp.                                         $ 216,361,224
1,283,850    Exxon Mobil Corp.                                       108,588,033
                                                                   $ 324,949,257
             Oil & Gas Equipment And Services - 1.0 %
919,400      Weatherford International, Inc. *                     $  66,628,918
             Oil & Gas Exploration & Production - 2.0 %
1,125,502    Apache Corp.                                          $ 135,983,152
             Total Energy                                          $ 527,561,327
             Materials - 8.5 %
             Aluminum - 1.5 %
2,806,824    Alcoa, Inc.                                           $ 101,214,073
             Diversified Chemical - 1.4 %
1,276,700    Dow Chemical Co.                                      $  47,046,395
1,090,474    E.I. du Pont de Nemours and Co.                          50,990,564
                                                                   $  98,036,959
             Diversified Metals & Mining - 4.0 %
500,000      Freeport-McMoRan Copper & Gold, Inc. Class B          $  48,110,000
1,600,000    Rio Tinto Plc                                           166,015,977
700,000      Teck Cominco, Ltd. (Class B)                             28,672,000
468,800      Xstrata Plc                                              32,784,777
                                                                   $ 275,582,754
             Industrial Gases - 1.1 %
507,700      Air Products & Chemicals, Inc.                        $  46,708,400
300,000      Praxair, Inc.                                            25,269,000
                                                                   $  71,977,400
             Specialty Chemicals - 0.5 %
787,300      Ecolab, Inc.                                          $  34,192,439
             Total Materials                                       $ 581,003,625
             Capital Goods - 11.7 %
             Aerospace & Defense - 3.3 %
1,254,200    General Dynamics Corp.                                $ 104,562,654
1,669,200    United Technologies Corp.                               114,874,344
                                                                   $ 219,436,998
             Construction & Farm Machinery & Heavy Trucks - 5.1 %
1,094,400    Caterpillar, Inc.                                     $  85,680,576
1,591,900    Deere & Co.                                             128,052,436
2,996,250    PACCAR, Inc.                                            134,831,250
                                                                   $ 348,564,262
             Electrical Component & Equipment - 1.3 %
1,120,600    Emerson Electric Co.                                  $  57,666,076
554,100      Rockwell International Corp.                             31,816,422
                                                                   $  89,482,498
             Industrial Conglomerates - 1.6 %
665,200      3M Co.                                                $  52,650,580
1,532,300    General Electric Co.                                     56,710,423
                                                                   $ 109,361,003
             Industrial Machinery - 0.4 %
379,950      Parker Hannifin Corp.                                 $  26,319,137
             Total Capital Goods                                   $ 793,163,898
             Transportation - 4.3 %
             Railroads - 4.3 %
766,500      Burlington Northern, Inc.                             $  70,686,630
1,200,000    Canadian National Railway Co.                            57,984,000
3,043,600    Norfolk Southern Corp.                                  165,328,352
                                                                   $ 293,998,982
             Total Transportation                                  $ 293,998,982
             Automobiles & Components - 2.4 %
             Auto Parts & Equipment - 1.9 %
3,858,000    Johnson Controls, Inc.                                $ 130,400,400
             Automobile Manufacturers - 0.5 %
5,953,191    Ford Motor Corp. *                                    $  34,052,253
             Total Automobiles & Components                        $ 164,452,653
             Consumer Durables & Apparel - 0.6 %
             Apparel, Accessories & Luxury Goods - 0.6 %
1,400,000    Coach Inc. *                                          $  42,210,000
             Total Consumer Durables & Apparel                     $  42,210,000
             Media - 4.6 %
             Movies & Entertainment - 0.5 %
1,079,200    The Walt Disney Co.                                   $  33,865,296
             Publishing - 4.1 %
948,000      Gannett Co.                                           $  27,539,400
3,494,400    John Wiley & Sons, Inc.                                 138,727,680
3,121,800    McGraw-Hill Co., Inc.                                   115,350,510
                                                                   $ 281,617,590
             Total Media                                           $ 315,482,886
             Retailing - 4.3 %
             Department Stores - 1.6 %
1,428,200    J.C. Penney Co., Inc.                                 $  53,857,422
1,680,100    Nordstrom, Inc.                                          54,771,260
                                                                   $ 108,628,682
             General Merchandise Stores - 1.7 %
2,284,700    Target Corp.                                          $ 115,788,596
             Home Improvement Retail - 0.7 %
2,015,200    Lowe's Companies, Inc.                                $  46,228,688
             Specialty Stores - 0.3 %
1,100,000    Staples Inc.                                          $  24,321,000
             Total Retailing                                       $ 294,966,966
             Food & Drug Retailing - 3.1 %
             Drug Retail - 2.3 %
1,213,800    CVS Caremark Corp.                                    $  49,171,038
2,854,500    Walgreen Co.                                            108,727,905
                                                                   $ 157,898,943
             Food Distributors - 0.8 %
1,732,400    Sysco Corp.                                           $  50,274,248
             Total Food & Drug Retailing                           $ 208,173,191
             Food Beverage & Tobacco - 8.1 %
             Packaged Foods & Meats - 5.4 %
1,716,000    Campbell Soup Co.                                     $  58,258,200
910,600      General Mills, Inc.                                      54,526,728
1,506,750    H.J. Heinz Co., Inc.                                     70,772,048
1,925,000    Hershey Foods Corp.                                      72,514,750
676,500      Kellogg Co.                                              35,556,840
2,500,000    Kraft Foods, Inc.                                        77,525,000
                                                                   $ 369,153,566
             Soft Drinks - 2.7 %
1,000,000    Coca-Cola Co.                                         $  60,870,000
1,648,890    PepsiCo, Inc.                                           119,049,858
                                                                   $ 179,919,858
             Total Food Beverage & Tobacco                         $ 549,073,424
             Household & Personal Products - 2.3 %
             Household Products - 1.9 %
303,300      Clorox Co.                                            $  17,178,912
1,434,200    Colgate-Palmolive Co.                                   111,738,522
                                                                   $ 128,917,434
             Personal Products - 0.4 %
581,300      Estee Lauder Co.                                      $  26,652,605
             Total Household & Personal Products                   $ 155,570,039
             Health Care Equipment & Services - 6.0 %
             Health Care Equipment - 6.0 %
1,540,300    Becton, Dickinson & Co.                               $ 132,234,755
952,600      C. R. Bard, Inc.                                         91,830,640
1,073,100    Medtronic, Inc.                                          51,905,847
1,512,100    St. Jude Medical, Inc. *                                 65,307,599
900,000      Zimmer Holdings, Inc. *                                  70,074,000
                                                                   $ 411,352,841
             Total Health Care Equipment & Services                $ 411,352,841
             Pharmaceuticals & Biotechnology - 6.7 %
             Pharmaceuticals - 6.7 %
1,599,700    Abbott Laboratories                                   $  88,223,455
1,103,000    Barr Pharmaceuticals *                                   53,285,930
1,099,300    Eli Lilly & Co.                                          56,712,887
975,403      Merck & Co., Inc.                                        37,016,544
2,800,000    Pfizer, Inc.                                             58,604,000
389,800      Roche Holdings AG                                        73,304,442
3,792,800    Schering-Plough Corp.                                    54,654,248
750,000      Teva Pharmaceutical Industries Ltd.                      34,642,500
                                                                   $ 456,444,006
             Total Pharmaceuticals & Biotechnology                 $ 456,444,006
             Banks - 4.5 %
             Diversified Banks - 2.6 %
451,239      Banco Bilbao Vizcaya - SP (A.D.R.)                    $   9,922,746
2,480,307    U.S. Bancorp                                             80,262,735
688,828      Wachovia Corp.                                           18,598,356
2,455,400    Wells Fargo  & Co.                                       71,452,140
                                                                   $ 180,235,977
             Regional Banks - 1.9 %
1,942,497    National City Corp.                                   $  19,327,845
1,155,300    SunTrust Banks, Inc.                                     63,703,242
939,500      Zions Bancorporation                                     42,794,225
                                                                   $ 125,825,312
             Total Banks                                           $ 306,061,289
             Diversified Financials - 2.1 %
             Asset Management & Custody Banks - 1.1 %
1,085,728    T. Rowe Price Associates, Inc.                        $  54,286,400
466,500      The Bank of New York Mellon., Corp                       19,467,045
                                                                   $  73,753,445
             Consumer Finance - 0.7 %
1,126,500    American Express Co.                                  $  49,250,580
             Diversified Financial Services - 0.3 %
500,000      J.P. Morgan Chase & Co.                               $  21,475,000
             Total Diversified Financials                          $ 144,479,025
             Insurance - 4.0 %
             Life & Health Insurance - 1.0 %
1,100,900    MetLife, Inc.                                         $  66,340,234
             Multi-Line Insurance - 0.8 %
701,100      Hartford Financial Services Group, Inc.               $  53,122,347
             Property & Casualty Insurance - 2.2 %
2,348,400    Chubb Corp.                                           $ 116,198,832
860,900      SAFECO Corp.                                             37,776,292
                                                                   $ 153,975,124
             Total Insurance                                       $ 273,437,705
             Software & Services - 3.3 %
             Application Software - 0.7 %
1,240,400    Adobe Systems, Inc. *                                 $  44,145,836
             Data Processing & Outsourced Services - 1.6 %
1,159,200    Automatic Data Processing, Inc.                       $  49,138,488
552,800      DST Systems, Inc. *                                      36,341,072
551,250      Fiserv, Inc. *                                           26,509,613
                                                                   $ 111,989,173
             Systems Software - 1.0 %
2,346,400    Microsoft Corp.                                       $  66,590,832
             Total Software & Services                             $ 222,725,841
             Technology Hardware & Equipment - 8.3 %
             Communications Equipment - 3.6 %
1,850,000    Cisco Systems, Inc. *                                 $  44,566,500
1,200,000    Corning, Inc.                                            28,848,000
4,358,561    Motorola, Inc.                                           40,534,617
3,978,600    Nokia Corp. (A.D.R.)                                    126,638,838
                                                                   $ 240,587,955
             Computer Hardware - 3.1 %
2,297,400    Dell, Inc. *                                          $  45,764,208
2,726,211    Hewlett-Packard Co.                                     124,478,794
2,764,600    Sun Microsystems, Inc. *                                 42,934,238
                                                                   $ 213,177,240
             Computer Storage & Peripherals - 0.3 %
1,520,500    EMC Corp. *                                           $  21,803,970
2,400        Seagate Technology Escrow (Dummy) *                               0
                                                                   $  21,803,970
             Office Electronics - 1.3 %
1,865,850    Canon, Inc.  (A.D.R.)                                 $  86,519,465
             Total Technology Hardware & Equipment                 $ 562,088,630
             Semiconductors - 3.2 %
             Semiconductor Equipment - 0.7 %
2,496,500    Applied Materials, Inc.                               $  48,706,715
             Semiconductors - 2.5 %
3,711,300    Intel Corp.                                           $  78,605,334
3,253,500    Texas Instruments, Inc.                                  91,976,445
                                                                   $ 170,581,779
             Total Semiconductors                                  $ 219,288,494
             Telecommunication Services - 3.0 %
             Integrated Telecommunication Services - 3.0 %
4,013,867    AT&T Corp.                                            $ 153,731,106
1,026,306    Verizon Communications, Inc.                             37,408,854
1,029,109    Windstream Corp.                                         12,297,853
                                                                   $ 203,437,813
             Total Telecommunication Services                      $ 203,437,813
             Utilities - 1.0 %
             Electric Utilities - 0.6 %
1,112,400    Southern Co.                                          $  39,612,564
             Multi-Utilities - 0.4 %
745,100      Public Service Enterprise Group, Inc.                 $  29,945,569
             Total Utilities                                       $  69,558,133
             TOTAL COMMON STOCKS
             (Cost  $4,120,480,439)                            $6,794,530,768
             TOTAL INVESTMENT IN SECURITIES - 99.8%
             (Cost  $4,120,480,439) (a)                        $ 6,794,530,768
             OTHER ASSETS AND LIABILITIES - 0.2%               $  11,752,574
             TOTAL NET ASSETS - 100.0%                         $ 6,806,283,342

*            Non-income producing security

+ Investment held by the Fund representing 5% or more of voting stock of such company

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $4,120,480,439 was as follows:

             Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $2,839,049,606

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (164,979,982)

             Net unrealized gain                     $ 2,674,069,624


             FAS 157 Footnote Disclosures

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of March
                 31, 2008, in valuing the Fund's assets:

             Valuation Inputs                  Investments in Securities
             Level 1 - Quoted Prices                    $6,794,530,768
             Level 2 - Other Significant Observable Inputs
             Level 3 - Significant Unobservable Inputs
             Total                                      $6,794,530,768



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.